Debt - (Details Narrative) (10-K) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Mar. 31, 2019
Debt Disclosure [Abstract]
Proceeds from short-term debt	$ 631,617	$ 75,000	$ 200,000	$ 530,000
Interest expense			30,000	51,000
Cash payment			$ 230,000	$ 581,000